Share Repurchase Program	12 Months Ended
Dec. 31, 2025
Share Repurchase Program [Abstract]
SHARE REPURCHASE PROGRAM
18.	SHARE REPURCHASE PROGRAM

In June 2018, the Board authorized a share repurchase program under which the Company may repurchase up to US$20 million worth of its ADSs. In September 2022, the Board authorized a share repurchase program under which the Company may repurchase up to US$20 million worth of its ADSs. The 2018 Share Repurchase Program was simultaneously terminated. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

During the years ended December 31, 2024 and 2025, the Company had repurchased 2,165,090 ADSs for RMB75,612 (US$10,359) and 5,228 ADSs for RMB223 (US$32) on the open market, at a weighted average price of US$4.85 per ADS and US$5.94 per ADS, respectively. The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the equity.